Share-based Compensation - Summary of Assumptions Used to Determine Fair Value of Share Options Granted (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Exercise price (US$)	$ 0.1608	$ 0.1607
Expected forfeiture rate (post-vesting)	10.85%	8.30%
Expected volatility	40.57%	39.58%
Excepted term (in years)	8 years 8 months 15 days	8 years 6 months
Expected dividend yield	0.00%	0.00%
Risk-free interest rate	1.4658%	0.7782%